June 1, 1997
                       THE DREYFUS/LAUREL FUNDS TRUST_
                          DREYFUS CORE VALUE FUND _
                       INVESTOR AND CLASS R SHARES
                         SUPPLEMENT TO PROSPECTUS
                            DATED MAY 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                              312/712s060197



                                                                  June 1, 1997
                     THE DREYFUS/LAUREL FUNDS TRUST_
                        DREYFUS CORE VALUE FUND _
                          INSTITUTIONAL SHARES
                       SUPPLEMENT TO PROSPECTUS
                           DATED MAY 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  392s060197